Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating lease, expiry date	2022
Rental expense under operating leases	$ 16,699	$ 12,350	$ 8,309